13. Issued Capital (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of classes of share capital [abstract]
Beginning balance	40,870,275	40,870,275
Ordinary shares issued	0	0
Ending balance	40,870,275	40,870,275
Beginning balance, amount	$ 523,197	$ 523,197
Ordinary shares issued, amount	0	0
Ending balance, amount	$ 523,197	$ 523,197